UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04088

Excelsior Funds, Inc.

(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts 02111

(Address of principal executive offices) (Zip code)

James R. Bordewick, Jr., Esq.

Columbia Management Advisors, LLC

One Financial Center

Boston, MA 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-617-426-3750

Date of fiscal year end: March 31, 2008

Date of reporting period: March 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Annual Report

March 31, 2008

Columbia Daily Cash Reserves

(Successor to Money Fund)

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectus for a complete discussion of investments in money market funds.

On May 5, 2008 Columbia Daily Cash Reserves acquired all of the assets and liabilities of Money Fund, a series of Excelsior Funds, Inc., pursuant to a reorganization. Columbia Daily Cash Reserves is continuing the business, including carrying forward the financial and performance history, of Money Fund.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to report that the integration of Excelsior Funds into the Columbia Funds complex is now complete. Financial information for each class of your Columbia Fund is presented in this report. This document provides information that can help support your investment decision-making.

We understand that many factors drove your decision to invest in your fund. Columbia Management’s commitment is to honor that decision by providing investment solutions designed to exceed expectations. As we review the past year and look forward to those ahead, we hope you will consider how we might support your investment needs beyond the services we provide currently. Some of the many advantages we bring to the table as the fund’s investment manager include:

•	Broad and deep investing expertise, including dedicated portfolio management, research and trading

•	Strategically positioned investment disciplines and processes

•	Comprehensive compliance and risk management

•	A team-driven culture that draws upon multiple sources to pursue consistent and superior performance.

•	A comprehensive array of investment solutions, including equity, fixed-income and cash strategies

Working for you, and with you

Team approach—We draw from the diverse experiences and insights of our people—including portfolio managers, research analysts and traders—to bring multiple investment perspectives and deep expertise to all of our investment management activities.

Client focus—At Columbia Management, our philosophy and culture are anchored in focused solutions and personal service. We are committed to putting our clients’ interests first and we understand the premium our clients place on reliability—whether it’s related to service, investment performance or risk management. Columbia Management is committed to maintaining high standards of reliability on all counts. While our asset management capabilities are multifaceted and our investment professionals are multitalented, ultimately, everything we do at Columbia Management has a single purpose: to help investors pursue their most important financial goals. We are honored that you’ve chosen to invest with us and look forward to providing the investment solutions and services necessary to sustain a lasting relationship.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Understanding Your Expenses — Columbia Daily Cash Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(10/01/07 – 03/31/08)
Shares	1,000.00	1,000.00	1,019.10	1,022.35	2.68	2.68	0.53
Institutional Shares	1,000.00	1,000.00	1,020.20	1,023.50	1.52	1.52	0.30

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

Columbia Daily Cash Reserves (Successor to Money Fund, a series of Excelsior Funds, Inc.)

Portfolio of Investments — March 31, 2008

Principal Amount		Value

COMMERCIAL PAPER — 76.99%
$20,000,000	Abbott Laboratories, Discount Note 2.22% 04/02/08	$19,998,767
45,000,000	American General Finance Co., Discount Note 2.86% 04/09/08	44,971,400
40,000,000	American Honda Finance Co., Discount Note 2.28% 04/02/08	39,997,467
20,000,000	Archer Daniels Midland, Discount Note 2.92% 05/05/08	19,944,844
22,200,000	Archer Daniels Midland, Discount Note 3.10% 04/07/08	22,188,530
40,000,000	AT&T, Inc., Discount Note, 2.40% 04/02/08	39,997,333
40,000,000	BMW US Capital LLC, Discount Note 2.20% 04/02/08	39,997,556
40,000,000	Cargill, Inc., Discount Note 2.95% 05/30/08	39,806,611
10,000,000	Corporate Asset Funding Co., Discount Note 2.90% 05/16/08	9,963,750
30,000,000	Corporate Asset Funding Co., Discount Note 3.17% 04/03/08	29,994,717
25,000,000	Genentech, Discount Note 2.25% 04/17/08	24,975,000
40,000,000	General Electric Capital Corp., Discount Note 2.42% 05/12/08	39,889,755
40,000,000	Goldman Sachs Group, Inc., Discount Note 2.38% 05/05/08	39,910,089
30,000,000	Govco, Inc., Discount Note 3.00% 05/02/08	29,922,500
40,000,000	HSBC Finance Corp., Discount Note 2.88% 04/11/08	39,968,000
40,000,000	International Lease Finance Corp., Discount Note 2.88% 04/08/08	39,977,600

Principal Amount		Value

COMMERCIAL PAPER — (continued)
$12,850,000	John Deere Capital Corp., Discount Note 2.19% 06/09/08	$12,796,308
30,000,000	JP Morgan Chase & Co., Discount Note 2.30% 05/01/08	29,942,500
30,000,000	Lehman Brothers, Discount Note 3.13% 07/28/08	29,692,217
40,000,000	Merrill Lynch, Discount Note 3.08% 05/16/08	39,846,000
25,000,000	Morgan Stanley, Discount Note 5.09% 05/19/08	24,834,333
45,000,000	National Rural Utilities Cooperative Finance, Discount Note 2.27% 04/17/08	44,954,600
15,000,000	New York Life Capital Corp., Discount Note 2.25% 04/18/08	14,984,062
25,000,000	New York Life Capital Corp., Discount Note 2.65% 04/09/08	24,985,278
40,000,000	Siemens Capital Co. LLC, Discount Note 2.15% 05/07/08	39,914,000
40,000,000	Southern Co. Funding Corp., Discount Note 2.25% 05/02/08	39,922,500
45,000,000	UBS Finance Corp., Discount Note 3.00% 04/11/08	44,962,500

	TOTAL COMMERCIAL PAPER (Cost $868,338,217)	868,338,217

CERTIFICATES OF DEPOSIT — 6.65%
45,000,000	Barclays Bank PLC 3.05% 05/21/08	45,000,000
30,000,000	Citibank 3.08% 05/07/08	30,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost $75,000,000)	75,000,000

See Notes to Financial Statements.

Columbia Daily Cash Reserves (Successor to Money Fund, a series of Excelsior Funds, Inc.)

Portfolio of Investments — March 31, 2008 (continued)

Principal Amount		Value

U.S. GOVERNMENT & AGENCY OBLIGATION — 1.77%
$20,000,000	Federal Home Loan Bank 2.65% 09/17/08(a)	$20,000,000

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATION (Cost $20,000,000)	20,000,000

Shares
REGISTERED INVESTMENT COMPANY — 0.52%
5,871,826	Dreyfus Government Cash Management Fund (7 day yield of 2.77%)	5,871,826

	TOTAL REGISTERED INVESTMENT COMPANY (Cost $5,871,826)	5,871,826

Principal Amount		Value

REPURCHASE AGREEMENT — 14.28%
$161,000,000	Repurchase agreement with Morgan Stanley, dated 03/31/08, due 04/01/08, at 2.25%, collateralized by U.S. Government Agency Obligations with various maturities to 01/30/09, market value $164,220,617 (repurchase proceeds $161,010,063)	$161,000,000

	TOTAL REPURCHASE AGREEMENT (Cost $161,000,000)	161,000,000

TOTAL INVESTMENTS (Cost $1,130,210,043)(b)	100.21%	$1,130,210,043
OTHER LIABILITIES IN EXCESS OF ASSETS	(0.21)	(2,329,389)

NET ASSETS	100.00%	$1,127,880,654

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2008.
(b)	Cost for federal income tax purposes is $1,130,210,043.

Discount Note—The income rate reported is the discount rate at the time of purchase.

LLC—Limited Liability Company

PLC—Public Limited Company

The summary of the Fund’s investments as of March 31, 2008 is as follows:

Portfolio Diversification (Unaudited)	% of Net Assets	Value
Commercial Paper	76.99	$868,338,217
Repurchase Agreement	14.28	161,000,000
Certificates of Deposit	6.65	75,000,000
U.S. Government & Agency Obligation	1.77	20,000,000
Registered Investment Company	0.52	5,871,826

Total Investments	100.21	$1,130,210,043
Other Liabilities in Excess of Assets	(0.21)	(2,329,389)

Net Assets	100.00	$1,127,880,654

See Notes to Financial Statements.

Columbia Daily Cash Reserves (Successor to Money Fund, a series of Excelsior Funds, Inc.)

Statement of Assets and Liabilities

March 31, 2008

ASSETS
Investments, at amortized cost approximating value	$969,210,043
Repurchase agreement, at cost approximating value	161,000,000

Total investments	1,130,210,043

Receivable for:
Fund shares sold	22,153
Interest	323,674
Dividends	13,525
Expense reimbursement due from Investment Advisor	11,550
Other assets	63,334

Total assets	1,130,644,279
LIABILITIES
Payable for:
Fund shares repurchased	33,657
Distributions	2,017,622
Investment advisory fee	240,879
Administration fee	85,744
Transfer agent fee	6,176
Pricing and bookkeeping fees	13,111
Directors’ fees	737
Custody fee	14,854
Shareholder servicing fee	172,719
Other liabilities	178,126

Total liabilities	2,763,625

NET ASSETS	$1,127,880,654

NET ASSETS CONSIST OF
Par value	$1,128,143
Paid-in capital in excess of par value	1,126,810,462
Overdistributed net investment income	(13)
Accumulated net realized loss	(57,938)

NET ASSETS	$1,127,880,654

Shares
Net assets	$588,233,591
Shares outstanding	588,485,956
Net asset value and offering price per share	$1.00
Institutional Shares
Net assets	$539,647,063
Shares outstanding	539,657,211
Net assets value and offering price per share	$1.00

See Notes to Financial Statements.

Columbia Daily Cash Reserves (Successor to Money Fund, a series of Excelsior Funds, Inc.)

Statement of Operations

For the Year Ended March 31, 2008

INVESTMENT INCOME
Interest	$57,189,385
Dividends	209,901

Total Investment Income	57,399,286
EXPENSES
Investment advisory fee	2,965,337
Administration fee	1,706,133
Shareholder servicing fee—Shares	1,431,411
Transfer agent fee	72,332
Pricing and bookkeeping fees	85,729
Directors’ fees	31,523
Custody fees	16,324
Other expenses	103,235

Total Expenses	6,412,024
Fees waived/reimbursed by:
Investment Advisor	(964,785)
Administrator	(445,518)
Custody earnings credit	(16,324)

Net Expenses	4,985,397

NET INVESTMENT INCOME	52,413,889

NET REALIZED LOSS ON INVESTMENTS	(14,500)

Net Increase Resulting from Operations	$52,399,389

See Notes to Financial Statements.

Columbia Daily Cash Reserves (Successor to Money Fund, a series of Excelsior Funds, Inc.)

Statement of Changes in Net Assets

	Year Ended March 31,
Increase (Decrease) in Net Assets	2008	2007
Operations
Net investment income	$52,413,889	$64,755,001
Net realized loss on investments	(14,500)	(2,912)

Net increase resulting from operations	52,399,389	64,752,089

Distributions to Shareholders
From net investment income:
Shares	(25,628,357)	(38,623,273)
Institutional Shares	(26,813,103)	(26,104,170)

Total Distributions to Shareholders	(52,441,460)	(64,727,443)

Net Capital Share Transactions	(129,153,862)	(298,083,731)

Net decrease in net assets	(129,195,933)	(298,059,085)

NET ASSETS
Beginning of period	$1,257,076,587	$1,555,135,672

End of period	$1,127,880,654	$1,257,076,587

Undistributed (overdistributed) net investment income at end of period	$(13)	$27,558

See Notes to Financial Statements.

Columbia Daily Cash Reserves (Successor to Money Fund, a series of Excelsior Funds, Inc.)

Statement of Changes in Net Assets — Capital Stock Activity

	Year Ended March 31, 2008		Year Ended March 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)
Shares
Subscriptions	1,886,171,528	1,886,171,528	2,599,472,390	2,599,472,390
Distributions reinvested	2,948,909	2,948,918	3,330,030	3,330,030
Redemptions	(1,945,378,466)	(1,945,378,468)	(2,990,685,747)	(2,990,685,747)

Net decrease	(56,258,029)	(56,258,022)	(387,883,327)	(387,883,327)

Institutional Shares
Subscriptions	4,472,414,579	4,472,414,579	4,262,737,772	4,262,737,772
Distributions reinvested	10,828,953	10,828,953	9,160,704	9,160,704
Redemptions	(4,556,139,372)	(4,556,139,372)	(4,182,098,880)	(4,182,098,880)

Net increase (decrease)	(72,895,840)	(72,895,840)	89,799,596	89,799,596

See Notes to Financial Statements.

Financial Highlights – Columbia Daily Cash Reserves

(Successor to Money Fund, a series of Excelsior Funds, Inc.)

Selected data for a share outstanding throughout each period is as follows:

	Year Ended March 31,
Shares (f)	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.04 (a)	0.05 (a)	0.03 (a)	0.01 (a)	0.01
Net realized and unrealized gain (loss) on investments	— (b)	— (b)	— (b)	— (b)	—

Total from Investment Operations	0.04	0.05	0.03	0.01	0.01

Less Distributions to Shareholders:
From net investment income	(0.04)	(0.05)	(0.03)	(0.01)	(0.01)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (c)(d)	4.38%	4.81%	3.27%	1.29%	0.66%

Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.54%	0.55%	0.53%	0.46%	0.45%
Waiver/Reimbursement	0.12%	0.13%	0.16%	0.24%	0.28%
Net investment income (e)	4.29%	4.69%	3.21%	1.28%	0.67%
Net assets, end of period (000’s)	$588,234	$644,514	$1,032,384	$1,105,053	$1,141,562

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	On May 5, 2008, the Shares class shares of Money Fund, a series of Excelsior Funds, Inc., were exchanged for Trust Class shares in connection with the reorganization of Money Fund into the Fund.

See Notes to Financial Statements.

Financial Highlights – Columbia Daily Cash Reserves

(Successor to Money Fund, a series of Excelsior Funds, Inc.)

Selected data for a share outstanding throughout each period is as follows:

	Year Ended March 31,
Institutional Shares (f)	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.05 (a)	0.05 (a)	0.04 (a)	0.02 (a)	0.01
Net realized and unrealized gain (loss) on investments	— (b)	—	(0.01)	(0.01)	—

Total from Investment Operations	0.05	0.05	0.03	0.01	0.01

Less Distributions to Shareholders:
From net investment income	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (c)(d)	4.62%	5.07%	3.53%	1.55%	0.87%

Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.30%	0.30%	0.29%	0.21%	0.25%
Waiver/Reimbursement	0.12%	0.13%	0.15%	0.25%	0.28%
Net investment income (e)	4.56%	4.96%	3.54%	1.52%	0.86%
Net assets, end of period (000’s)	$539,647	$612,562	$522,751	$625,287	$470,189

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	On May 5, 2008, the Institutional Shares class shares of Money Fund, a series of Excelsior Funds, Inc. were exchanged for Trust Class shares in connection with the reorganization of Money Fund into the Fund.

See Notes to Financial Statements.

COLUMBIA DAILY CASH RESERVES (Successor to Money Fund, a series of Excelsior Funds, Inc.)

NOTES TO FINANCIAL STATEMENTS

March 31, 2008

Note 1. Organization

Columbia Daily Cash Reserves (the “Fund”), a series of Columbia Funds Series Trust (the “Trust”), is a diversified portfolio. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund offers one class of shares: Trust Class shares. Trust Class shares are offered continuously at net asset value. The Trust may issue an unlimited number of Trust Class shares.

On May 5, 2008, the Fund acquired Money Fund (the “Predecessor Fund”) a series of Excelsior Funds, Inc. (“Excelsior Fund”) in which Shares class and Institutional Shares class shares of the Predecessor Fund were exchanged for Trust Class shares of the Fund. After the reorganization, the financial information of the Trust Class shares will be the financial information of the Shares class shares of the Predecessor Fund. Excelsior Fund is organized as a Maryland Corporation and is registered under the 1940 Act as an open-end management investment company. Excelsior Fund is authorized to issue up to 42.5 billion shares of common stock with a par value of $0.001 per share and was authorized to offer 5 billion shares of the Fund. The Predecessor Fund offered two classes of shares: Shares and Institutional Shares. Each class of shares was offered continuously at net asset value. The Fund is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund. See Note 9 for additional information regarding the Fund.

Investment Objective

The Fund’s investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Predecessor Fund had the same investment objective.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Certain ratios have been reclassified on the Financial Highlights to conform to the current period financial statement presentation. The changes have no effect on the ratios. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements, which (except as noted) are the same as those followed by the Predecessor Fund.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost

COLUMBIA DAILY CASH RESERVES (Successor to Money Fund, a series of Excelsior Funds, Inc.)

(continued)

March 31, 2008

and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. The investment advisor is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex-date.

Determination of Class Net Asset Values

The Fund offers one class of shares. All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) were allocated to each class of the Predecessor Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses were allocated to each class based on the settled shares method, while realized and unrealized gains (losses) were allocated based on the relative net assets of each class.

COLUMBIA DAILY CASH RESERVES (Successor to Money Fund, a series of Excelsior Funds, Inc.)

(continued)

March 31, 2008

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the organizational documents of the Trust, and by contract, the Board of Trustees is indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Income Tax Information

The tax character of distributions paid during the years ended March 31, 2008 and March 31, 2007 were as follows:

	March 31, 2008	March 31, 2007
Distributions paid from:
Ordinary Income*	$52,441,460	$65,587,427

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of March 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income
$2,017,609

COLUMBIA DAILY CASH RESERVES (Successor to Money Fund, a series of Excelsior Funds, Inc.)

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March 31, 2008

The following capital loss carryforwards, determined as of March 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2011	$8,823
2012	23,975
2014	4,889
2015	2,912

Total	$40,599

Capital loss carryforwards of $2,839 were utilized during the year ended March 31, 2008.

Under current tax rules, certain currency (and capital) losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of March 31, 2008, post-October capital losses of $17,339 attributed to security transactions were deferred to April 1, 2008.

The Predecessor Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 (“FIN 48”) on September 28, 2007. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial adoption. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Predecessor Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Predecessor Fund’s financial statements and no cumulative effect adjustments were recorded. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Predecessor Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC (“Columbia”) is the investment advisor to the Fund. Columbia is an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”). UST Advisers, Inc. (“USTA”) was the investment advisor to the Predecessor Fund during the reporting period. Effective

COLUMBIA DAILY CASH RESERVES (Successor to Money Fund, a series of Excelsior Funds, Inc.)

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March 31, 2008

July 1, 2007 USTA became a wholly owned subsidiary of BOA. Prior to July 1, 2007, USTA was a wholly owned subsidiary of The Charles Schwab Corporation. For its services, USTA received a monthly investment advisory fee at the annual rate of 0.25% of the Predecessor Fund’s average daily net assets. See Note 9 for additional information regarding the Fund.

Administration Fee

Columbia serves as the administrator of the Fund. Effective July 1, 2007, Columbia served as the administrator of the Predecessor Fund. Prior to July 1, 2007, USTA and BISYS Fund Services Ohio, Inc. (“BISYS”) served as the administrators of the Predecessor Fund under the same fee structure.

Columbia was entitled to receive an administration fee based on the combined aggregate average daily net assets of the Predecessor Fund and other affiliated funds at the annual rates listed below:

Average Daily Net Assets	Annual Fee Rate
First $200 million	0.200%
Next $200 million	0.175%
In excess of $400 million	0.150%

Effective September 17, 2007, Columbia received an administration fee at the annual rates listed above less the fees payable by the Predecessor Fund as described under the Pricing and Bookkeeping Fees note below.

Effective July 1, 2007, Columbia voluntarily agreed to waive administration fees for the Predecessor Fund at the annual rate of 0.05% of average daily net assets.

For the year ended March 31, 2008, the effective administration fee rate, before the reduction for Pricing and Bookkeeping fees and net of voluntary expense waivers, as a percentage of average net assets was 0.11%.

For the year ended March 31, 2008, the amount charged to the Predecessor Fund by affiliates included on the Statement of Operations under “Administration fees” aggregated to $1,628,150, of which $85,362 is unpaid.

See Note 9 for additional information regarding the Fund.

Pricing and Bookkeeping Fees

Effective September 17, 2007, the Predecessor Fund entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provided financial reporting services to the Predecessor Fund. Also effective September 17, 2007, the Predecessor Fund entered into an Accounting

COLUMBIA DAILY CASH RESERVES (Successor to Money Fund, a series of Excelsior Funds, Inc.)

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March 31, 2008

Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provided accounting services to the Predecessor Fund. Under the State Street Agreements, the Predecessor Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Predecessor Fund for the month. The aggregate fee was not to exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Predecessor Fund also reimbursed State Street for certain out-of-pocket expenses and charges. The Fund is a party to the State Street Agreements under the same terms as discussed above.

Effective September 17, 2007, the Predecessor Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provided services related to Predecessor Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Predecessor Fund reimbursed Columbia for out-of-pocket expenses. Prior to January 1, 2008, the Predecessor Fund also reimbursed Columbia for accounting oversight services, and services related to Predecessor Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002. The Fund is a party to the Services Agreement under the same terms as discussed above.

Prior to July 1, 2007, BISYS was responsible for providing fund accounting and financial reporting services to the Predecessor Fund, and USTA was responsible for oversight of these functions. On July 1, 2007, Columbia assumed responsibility from USTA for oversight of the activities performed by BISYS. BISYS was responsible for providing services to the Predecessor Fund through September 16, 2007.

For the year ended March 31, 2008, the amount charged to the Predecessor Fund by affiliates included on the Statement of Operations under “Pricing and bookkeeping fees” aggregated to $5,746.

Transfer Agent Fee

Effective September 17, 2007, Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Predecessor Fund and contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. Prior to September 17, 2007, BFDS served as the transfer agent for the Predecessor Fund’s shares.

The Transfer Agent was entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent paid the fees of BFDS for services as sub-transfer agent and was not entitled to reimbursement for such fees from the Predecessor Fund. The Transfer Agent was also entitled to retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Predecessor Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintained in connection with its services to the Fund. The Transfer Agent also received reimbursement for certain out-of-pocket expenses. The Transfer Agent serves in the same capacity for the Fund and receives a fee for its services of $17.34 per open account.

COLUMBIA DAILY CASH RESERVES (Successor to Money Fund, a series of Excelsior Funds, Inc.)

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March 31, 2008

For the year ended March 31, 2008, the amount charged to the Predecessor Fund by affiliates included on the Statement of Operations under “Transfer Agent fees” aggregated to $14,158, of which $2,132 is unpaid.

Shareholder Servicing Fees

The Predecessor Fund entered into shareholder servicing agreements with various service organizations which included USTA. The Predecessor Fund was permitted to pay a fee of up to 0.25% and 0.15% of the average daily net assets of the Predecessor Fund’s Shares and Institutional Shares, respectively, held by each service organization’s customers to such organizations for providing shareholder and administrative services to their customers who held shares of the Predecessor Fund. See Note 9 for additional information regarding the Fund.

For the year ended March 31, 2008, the amount charged to the Predecessor Fund by affiliates included on the Statement of Operations under “Shareholder Servicing fees” aggregated to $1,457,503, of which $124,102 is unpaid.

Distribution and Service Fees

Effective September 17, 2007, Columbia Management Distributors, Inc. served as distributor of the Predecessor Fund’s shares. For the period August 1, 2007 through September 16, 2007, Foreside Distribution Services, L.P. served as distributor of the Predecessor Fund’s shares. Prior to August 1, 2007, BISYS Fund Services Limited Partnership served as distributor. Columbia Management Distributors, Inc. serves as distributor of the Fund’s shares.

Fees Paid to Officers and Directors

The Board of Directors of the Predecessor Fund included people who were officers and/or directors of other fund families affiliated with the investment advisor. The Predecessor Fund paid non-interested persons (independent directors) for their service as directors, as noted in the Statement of Operations.

Fee Waivers and Expense Reimbursements

The Advisor contractually agreed to waive fees or reimburse expenses of the Predecessor Fund through July 31, 2008, so that the expenses incurred by the Predecessor Fund (exclusive of interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Predecessor Fund’s custodian, would not exceed the annual rates of 0.55% and 0.30% for Shares and Institutional Shares, respectively. See Note 9 for additional information regarding the Fund.

Note 5. Custody Credits

The Predecessor Fund had an agreement with its custodian bank under which custody fees would be reduced by balance credits. These credits were recorded as a reduction of total expenses on the Statement of Operations. The Predecessor Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. The Fund has the same agreement with its custodian bank.

COLUMBIA DAILY CASH RESERVES (Successor to Money Fund, a series of Excelsior Funds, Inc.)

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March 31, 2008

Note 6. Line of Credit

Effective December 27, 2007, the Predecessor Fund and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit, provided by State Street. Borrowings were available for short-term liquidity or temporary or emergency purposes. Interest was charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charged an annual administration fee of $10,000. The administration fee was accrued and apportioned among the participating funds pro rata based on their relative net assets and is included in “Other expenses” in the Statement of Operations. For the year ended March 31, 2008, the Predecessor Fund did not borrow under the line of credit. The Fund participates in the uncommitted, unsecured line of credit under the same terms as discussed above.

Note 7. Concentration of Ownership

As of March 31, 2008, the Predecessor Fund had one shareholder account that held greater than 5% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund. The percentage of shares of beneficial interest outstanding held therein is 78.1%.

Note 8. Significant Risks and Contingencies

Legal proceedings

Columbia Daily Cash Reserves did not commence operations until after the events that resulted in the regulatory proceedings and litigation described below.

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia

COLUMBIA DAILY CASH RESERVES (Successor to Money Fund, a series of Excelsior Funds, Inc.)

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March 31, 2008

Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund

COLUMBIA DAILY CASH RESERVES (Successor to Money Fund, a series of Excelsior Funds, Inc.)

(continued)

March 31, 2008

Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

Note 9. Subsequent Event

On May 5, 2008, the Fund acquired all the assets and liabilities of the Predecessor Fund pursuant to a reorganization. The reorganization qualifies as a tax-free exchange for federal income tax purposes. Under the new agreement, Columbia is the investment advisor to the Fund and receives an investment advisory fee at an annual rate of 0.25% of the Fund’s average daily net assets. Columbia is an indirect, wholly owned subsidiary of BOA.

Columbia has contractually agreed to waive fees and/or reimburse expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, so that the Fund’s ordinary operating expenses do not exceed 0.20% of average daily net assets through February 28, 2009. In addition, Columbia is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund’s expenses to exceed the expense limitation in effect at the time of recovery.

Effective May 5, 2008, Columbia is entitled to receive a monthly administration fee at the annual rate of 0.15% of the Fund’s average daily net assets. Columbia has voluntarily agreed to waive 0.05% of the administration fees payable by the Fund. Columbia, at its discretion, may revise or discontinue this arrangement at any time.

Effective May 5, 2008, the Fund has adopted a shareholder administration plan (“Administration Plan”) for the Trust Class shares of the Fund. Under the Administration Plan, the Fund pays the Advisor, the Distributor and/or the servicing agents of the Fund a fee for the shareholder administration services they provide. The fee, calculated daily and paid monthly, is at the maximum annual rate of 0.10% of the Fund’s average net assets applicable to the Trust Class shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Columbia Funds Series Trust and Shareholders of Columbia Daily Cash Reserves.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Daily Cash Reserves (the “Fund”), a series of Columbia Funds Series Trust (formerly Money Fund, a series of Excelsior Funds, Inc.), at March 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Fund for each of the three years in the period ended March 31, 2006 were audited by other auditors whose report dated May 22, 2006 expressed an unqualified opinion on those highlights.

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 23, 2008

Fund Governance

Trustees

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee/Director, Other Directorships Held

Edward J. Boudreau (Born 1944)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director– E.J. Boudreau & Associates (consulting), from 2000 through current; oversees 67 portfolios; no other directorships held.

William P. Carmichael (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired; oversees 67 portfolios; Director–Cobra Electronics Corporation (electronic equipment manufacturer); Director–Spectrum Brands, Inc. (consumer products); Director–Simmons Company (bedding); Director–The Finish Line (sportswear).

William A. Hawkins (Born 1942)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President and Chief Executive Officer–California General Bank, N.A., from January 2008 through current; President, Retail Banking–IndyMac Bancorp, Inc., from September 1999 to August 2003; oversees 67 portfolios; no other directorships held.

R. Glenn Hilliard (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer–Hilliard Group LLC (investing and consulting), from April 2003 through current; Non-Executive Director & Chairman–Conseco, Inc. (insurance), September 2003 through current; Executive Chairman–Conseco, Inc. (insurance), August 2004 through September 2005, Chairman and Chief Executive Officer–ING Americas, from 1999 through April 2003; oversees 67 portfolios; Director–Conseco, Inc. (insurance).

Fund Governance (continued)

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee/Director, Other Directorships Held

John J. Nagorniak (Born 1944)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)	Retired; President and Director–Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director–Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman–Franklin Portfolio Associates (investing–Mellon affiliate), 1982 through 2007; oversees 67 portfolios; Director–MIT Investment Company (Endowment), 2004 through current; Trustee and Chairman–Research Foundation of CFA Institute, 2003 through current.

Anthony M. Santomero (Born 1946)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, through current; Senior Advisor–McKinsey & Company (consulting), July 2006 through January 2008; President and Chief Executive Officer–Federal Reserve Bank of Philadelphia, 2000 through April 2006; oversees 67 portfolios; no other directorships held.

Minor M. Shaw (Born 1947)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President–Micco Corporation, Chairman–The Daniel-Mickel Foundation; oversees 67 portfolios; Board Member–Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-345-6611.

Fund Governance (continued)

Officers

Officers

Name, address and age, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years

Christopher L. Wilson (Born 1957)
One Financial Center Boston, MA 02111 President (since 2004)	President–Columbia Funds, since October 2004; Managing Director–Columbia Management Advisors, LLC, since September 2004; Senior Vice President Columbia Management Distributors, Inc., since January 2005; Director–Columbia Management Services, Inc., since January 2005; Director–Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director–FIM Funding, Inc., since January 2005; President and Chief Executive Officer–CDC IXIS AM Services, Inc. (asset management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds.

James R. Bordewick. Jr. (Born 1959)
One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April, 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April, 2005.

J. Kevin Connaughton (Born 1964)
One Financial Center Boston, MA 02111 Senior Vice President, Chief Financial Officer and Treasurer (since 2000)	Treasurer–Columbia Funds, since October 2003; Treasurer–the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000–December 2006; Vice President–Columbia Management Advisors, Inc., since April 2003; President–Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer–Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004–Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)
One Financial Center Boston, MA 02111 Senior Vice President, Chief Compliance Officer (since 2007)	Director of the Adviser and Bank of America Investment Product Group Compliance since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management from August 2004 to May 2005; Managing Director, Deutsche Asset Management prior to August 2004.

Fund Governance (continued)

Name, address and age, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years

Michael G. Clarke (Born 1969)
One Financial Center Boston, MA 02111 Chief Accounting Officer and Assistant Treasurer (since 2004)	Director of Fund Administration since January 2006; Managing Director of Columbia Management of the Adviser from September 2004 to December 2005; Vice President of Fund Administration from June 2002 to September 2004, Vice President of Product Strategy and Development prior to September 2004.

Jeffrey R. Coleman (Born 1969)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January 2006; Head of Tax/Compliance and Assistant Treasurer from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May 2003 to October 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July 2000 to April 2003.

Marybeth C. Pilat (Born 1968)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2007)	Vice President, Mutual Fund Valuation of the Advisor since January 2006; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

Barry S. Vallan (Born 1969)
One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President-Fund Treasury of the Advisor since October 2004; Vice President–Trustee Reporting from April 2002 to October 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October 2002.

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) contemplates that the Board of Trustees of Columbia Funds Series Trust (the “Board”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), will approve any new investment advisory agreements of the Trust and annually consider renewal of such agreements. In this regard, the Board reviewed and approved, in connection with the establishment of Columbia Daily Cash Reserves (the “Fund”) as a series of the Trust, the investment advisory agreement (the “Advisory Agreement”) with Columbia Management Advisors, LLC (“CMA”) for the Fund. The Fund was established to serve as a shell fund of the Trust in connection with the acquisition of assets and assumption of liabilities of the Money Fund (the “Acquired Fund”), a series of Excelsior Funds, Inc.

More specifically, at meetings held on February 26-27, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the approval of the Advisory Agreement. The Board also noted the role of the Independent Fee Consultant (the “Consultant”) appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General (“NYAG”) to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares. Specifically they noted that the Consultant’s role was to manage the process by which fees are negotiated to ensure that they are negotiated in a manner that is at arms’ length and reasonable.

The Board’s review and conclusions are based on comprehensive consideration of all information presented to it and not the result of any single controlling factor.

Nature, Extent and Quality of Services

The Board received and considered various information regarding the nature, extent and quality of services to be provided to the Fund by CMA under the Advisory Agreement. The Board also received and considered general information regarding the types of services investment advisers provide to other funds, that, like the Fund, are provided administration services under a separate contract. The most recent investment adviser registration form (Form ADV) for CMA was made available to the Board, as were CMA’s responses to a detailed series of requests submitted by the Independent Trustees’ independent legal counsel on behalf of such Trustees in the context of the recently completed annual contract renewal process for other Funds in the complex. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Fund and CMA, including their compliance policies and procedures and reports of the Fund’s Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA’s compensation program for its personnel involved in the management of the Fund.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by CMA.

Fund Performance and Expenses

The Boards considered performance results for the Acquired Fund, but also considered that the Fund would be managed by CMA, which did not manage the Acquired Fund. The Board also considered the performance results attained by CMA in managing other similar money market funds.

The Board received and considered statistical information regarding the Fund’s projected total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to expense information for other Money Market Funds managed by CMA and also to a peer group of other Funds in the industry deemed by CMA to be comparable based on information provided by Lipper Inc., an independent provider of investment company data. The Board was provided with a description of the methodology used by CMA to select the mutual funds in the Fund’s peer group.

Investment Advisory Fee Rates

The Board reviewed and considered the proposed contractual investment advisory fee rates together with the administration fee rates payable by the Fund to CMA for investment advisory services (the “Contractual Management Rate”). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the “Actual Management Rate”). The Board concluded that the factors noted above supported the Contractual Management Rates and the Actual Management Rates, and the approval of the Advisory Agreement for the Fund.

Profitability

Because the Fund has not yet commenced operations, the Board did not consider the profitability of CMA from the Fund.

Economies of Scale

Because the Fund has not yet commenced operations, the Board did not review specific information regarding whether there have been economies of scale with respect to management of the Fund because it regards that information as less relevant prior to a Fund commencing operations. In the context of the recently completed annual contract renewal process for other Funds in the complex, the Board received and considered information regarding whether there have been economies of scale with respect to the management of those Funds, whether those Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Further, it expects to review information regarding economies of scale in the context of annually considering the Fund’s investment advisory agreement.

Other Benefits to CMA

In the context of the recently completed annual contract renewal process for other Funds in the complex, the Board received and considered information regarding any “fall-out” or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Fund. Such benefits could include, among others, benefits attributable to CMA’s relationship with the Fund (such as soft-dollar credits) and benefits potentially derived from an increase in CMA’s business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board also considered the effectiveness of the policies of the Fund in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review

As discussed above, the Board reviewed materials received from CMA in the context of the recently completed annual contract renewal process under Section 15(c) of the 1940 Act for other Funds in the complex. The Board also reviewed and assessed the quality of the services those Funds receive throughout the year. Further, the Board expects to review reports of CMA at each of their quarterly meetings, which include, among other things, Fund performance reports. In addition, the Board expects to confer with the Fund’s portfolio manager at various times throughout the year.

Conclusion

After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously approved the Advisory Agreement.

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IMPORTANT INFORMATION ABOUT THIS REPORT

Columbia Daily Cash Reserves

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Daily Cash Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) on the Securities and Exchange Commission’s website at www.sec.gov, and (ii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investors should carefully consider the investment objectives, risks, charges and expenses of any Columbia Fund before investing. Contact your Columbia Management representative for a prospectus, which contains this and other important information about the fund. Read it carefully before investing.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA and SIPC, is part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia Daily Cash Reserves

(Successor to Money Fund)

Annual Report , March 31, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

SHC-42/152625-0308 (05/08) 08/57104

Item 2.	Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	The registrant’s Board adopted, effective July 1, 2007, a revised code of ethics described in 2(a) above. This revised code of ethics, which is attached as an exhibit hereto, does not differ materially from the code of ethics in effect for the year ended March 31, 2007.

(c)	During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that John D. Collins qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR and is “independent” (as defined in Item 3 of Form N-CSR).

Item 4.	Principal Accountant Fees and Services.

Fee information below is disclosed for the one series of the registrant whose report to stockholders is included in this annual filing.

(a) Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended March 31, 2008 and March 31, 2007 are approximately as follows:

2008	2007
$27,200	$26,000

Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended March 31, 2008 and March 31, 2007 are approximately as follows:

2008	2007
$7,200	$0

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above. Fiscal year 2008 Audit-Related Fees consist of agreed-upon procedures performed for semi-annual shareholder reports and agreed-upon procedures related to fund accounting and custody conversions.

During the fiscal years ended March 31, 2008 and March 31, 2007, there were no Audit-Related Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c) Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended March 31, 2008 and March 31, 2007 are approximately as follows:

2008	2007
$2,600	$4,400

Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.

During the fiscal years ended March 31, 2008 and March 31, 2007, there were no Tax Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d) All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended March 31, 2008 and March 31, 2007 are approximately as follows:

2008	2007
$0	$0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

Aggregate All Other Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant during the fiscal years ended March 31, 2008 and March 31, 2007 are approximately as follows:

2008	2007
$630,700	$0

In fiscal year 2008, All Other Fees consist of fees billed for internal control examinations of the registrant’s investment advisor.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent accountants to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with such investment adviser that provides ongoing services to the registrant (“Adviser Affiliates”), if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Accountants for Audit and Non-Audit Services (“Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (collectively “Fund Services”); (ii) non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates, if the engagement relates directly to the operations or financial reporting of a Fund (collectively “Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates. Unless a type of service receives general pre-approval under the Policy, it requires specific pre-approval by the Audit Committee if it is to be provided by the independent accountants. Pre-approval of non-audit services to the registrant, the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates may be waived provided that the “de minimis” requirements set forth under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are Independent Trustees/Directors. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent accountants may not be delegated to management.

The Policy requires the Fund Treasurer and/or Director of Board Administration to submit to the Audit Committee, on an annual basis, a schedule of the types of services that are subject to general pre-approval. The schedule(s) provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fee caps for each instance of providing each service. The Audit Committees will review and approve the types of services and review the projected fees for the next fiscal year and may add to, or subtract from, the list of general pre-approved services from time to time based on subsequent determinations. That approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent accountants will be permitted to perform.

The Fund Treasurer and/or Director of Board Administration shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including a general description of the services, actual billed and projected fees, and the means by which such Fund Services or Fund-related Adviser Services were pre-approved by the Audit Committee.

*****

(e)(2) The percentage of services described in paragraphs (b) through (d) of this Item approved pursuant to the “de minimis” exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during both fiscal years ended March 31, 2008 and March 31, 2007 was zero.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended March 31, 2008 and March 31, 2007 are approximately as follows:

2008	2007
$640,500	$4,400

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Excelsior Funds, Inc.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President
Date May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President
Date May 27, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer
Date May 27, 2008